EQUITY METHOD INVESTMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended										1 Months Ended			12 Months Ended										1 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 Wuhu Bona USD ($) item	Jul. 31, 2013 Wuhu Bona CNY item	Dec. 31, 2014 Wuhu Bona USD ($)	Dec. 31, 2013 Wuhu Bona USD ($)	Dec. 31, 2014 Wuhu Bona CNY	Dec. 31, 2014 Wuhu Bona Forecast USD ($)	Dec. 31, 2014 Wuhu Bona Forecast CNY	Dec. 31, 2014 Wuhu Bona Outside investors USD ($)	Dec. 31, 2014 Wuhu Bona Outside investors CNY	Jul. 31, 2013 Wuhu Bona Outside investors	Dec. 31, 2014 Wuhu Bona Outside investors Forecast USD ($)	Dec. 31, 2014 Wuhu Bona Outside investors Forecast CNY	Sep. 30, 2014 Wuhu Bona Film Investment Center LP USD ($)	Sep. 30, 2014 Wuhu Bona Film Investment Center LP CNY	Sep. 30, 2013 Wuhu Bona Film Investment Center LP USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP CNY	Dec. 31, 2013 Wuhu Bona Film Investment Center LP USD ($)	Mar. 31, 2015 Wuhu Bona Film Investment Center LP USD ($)	Mar. 31, 2015 Wuhu Bona Film Investment Center LP CNY	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Forecast USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Forecast CNY	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Outside investors USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Outside investors CNY	Sep. 30, 2014 Wuhu Bona Film Investment Center LP Outside investors	Sep. 30, 2014 Wuhu Bona Film Investment Center LP Wuhu Bona USD ($)	Sep. 30, 2014 Wuhu Bona Film Investment Center LP Wuhu Bona CNY	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Wuhu Bona USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Wuhu Bona CNY	May 31, 2014 Sanya Cinema	Dec. 31, 2014 Sanya Cinema USD ($)	Dec. 31, 2013 Sanya Cinema USD ($)	Aug. 31, 2013 Sanya Cinema USD ($)
Investment In Equity Affiliates
Amount invested				$ 571		$ 572		3,500			$ 245	1,500						$ 32,520		225,000						$ 86,309	527,900			1,000,000	$ 123	800				$ 833
Registered paid-in capital				3,267	20,000
Capital amount invested																49,009	300,000												163	1,000
Legal ownership (as a percent)	51.00%			70.00%	70.00%								15.00%					30.00%										70.00%	0.10%	0.10%						51.00%
Cash consideration from disposal equity method investment			55
Number of investors together with whom equity method investee is established				2	2
Investment of films and TV projects from Fund																			108,416	664,400
Additional investment									1,715	10,500				1,715	10,500							7,357	45,000	12,261	75,000
Percentage of shareholders' approval for significant shareholders' resolutions																																	50.00%
Investment income received and distributed																			5,650	34,800
Profit distribution on internal rate of return																8.00%	8.00%
Percentage of profit distribution of remaining profits																20.00%	20.00%
Percentage of Vote of investors for removal of general partner																90.00%	90.00%
Number of board members				5	5
Number of board members that the entity is entitled to nominate				3	3
Board members' approval needed in fraction for any significant board resolutions				0.67	0.67
Period over which private equity fund will be used to finance the development and production of film and TV projects																		2 years											2 years	2 years
The Group's share of the equity method investees' profit or loss and distributions
Balance at the beginning of the period	26,278					564													24,872															842
Investments	12,086	25,909					571												12,086		24,505														833
Share of profit (loss)	3,350	78	6			84	(14)												3,265		93													1	(1)
Acquisition of an equity method investee	(820)																																	(820)
Return on equity method investment	(1,579)																		(1,579)
Distribution from an equity method investment	(4,071)																		(4,071)
Exchange differences	(622)	291				(14)	7												(585)		274													(23)	10
Balance at the end of the period	34,622	26,278				634	564												33,988		24,872														842
Financial information
Total current assets	96,335	66,547
Total asset	111,002	84,223
Total current liabilities	399	264
Total liabilities	399	264
Financial Information Income Statement
Net revenues	43,530	314	432
Gross profit	10,585	314	257
Net income (loss)	$ 8,547	$ (1,425)	$ 11